Document and Entity Information	9 Months Ended
Mar. 31, 2024
Document and Entity Information
Document Type	S-1
Entity Registrant Name	ALLIANCE ENTERTAINMENT HOLDING CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001823584
Amendment Flag	false